Colonial Global Utilities Fund
                  Supplement to Prospectus dated March 1, 2000
                 (Replacing Supplements dated January 19, 2001)


The Fund's Prospectus is amended as follows:

1) Effective July 14, 2000, the Fund changed its name from "Colonial Global Utilities Fund" to "Liberty Newport Global Utilities Fund" and effective February 12, 2001, the Fund changed its name to "Liberty Newport Global Equity Fund."

2) On October 26, 2000, the Board of Trustees of Liberty Funds Trust III approved a new investment advisory agreement with Newport Fund Management, Inc. (Newport) on behalf of the Fund. The Fund's shareholders approved the new investment advisory agreement with Newport at a special meeting of shareholders held on January 25, 2001. Therefore, the sub-caption Managing the Fund in the Fund's prospectus is amended as follows:

         Investment Advisor. Effective February 1, 2001, Newport, located at 580 California Street, Suite 1960, San Francisco, California 94104, became the Fund's investment advisor. In its duties as investment advisor, Newport runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Newport has been an investment advisor since 1987. As of December 31, 2000, Newport managed over $1.1 billion in assets.

         For the 1999 fiscal year, the Fund paid Stein Roe & Farnham Incorporated (Stein Roe), the Fund's prior investment advisor, an investment advisory fee of 0.65% of the Fund's average daily net assets. Under the new investment advisory agreement with Newport, the Fund will pay the same fee for investment advisory services.

         Portfolio Managers. Effective February 12, 2001, under the new investment advisory agreement with Newport, Charles F. Roberts and Erik P. Gustafson will co-manage the Fund. Scott Schermerhorn no longer manages the Fund.

         Mr. Roberts is managing director of international equities of Newport Pacific Management, Inc. (Newport Pacific), the immediate parent of Newport. Mr. Roberts has been employed with Newport and Newport Pacific since November, 1998 and has managed other international funds in the Liberty group of funds since that time. Prior to joining Newport and Newport Pacific, he managed the European component of institutional international equity accounts at Progress Investment Management (Progress) since 1997. Prior to joining Progress in 1997, he managed the European component of institutional international equity accounts and was a member of the investment policy committee at Sit/Kim International since 1994.

         Mr. Gustafson is a senior vice president of Stein Roe. He joined Stein Roe, an affiliate of Newport, in 1992. Mr. Gustafson manages Stein Roe's institutional equity accounts and is portfolio manager of Liberty Growth Stock Fund, Liberty Global Young Investor Fund, Stein Roe Young Investor Fund and Liberty Growth Investor Fund. He earned a B.A. degree from the University of Virginia and M.B.A. and J.D. degrees from Florida State University.

3) Effective February 12, 2001, the Fund changed its investment goal. The caption "INVESTMENT GOALS" is replaced in its entirety as follows:

         INVESTMENT GOAL
         The Fund seeks long-term growth by investing primarily in global equities.

4)       Effective   February  12,  2001,   the  Fund  changed  its   investment
         strategies. The caption "PRIMARY INVESTMENT STRATEGIES" is replaced in its entirety as follows:

         Under normal market conditions, the Fund invests at least 50% of its total assets in U.S. and foreign securities of utility companies and may invest up to 50% of the Fund's total assets in U.S. and foreign equity securities and investment grade debt securities not issued by utility companies. The Fund's investment advisor intends to diversify the Fund's investments among a number of developed countries and market sectors and the Fund will have exposure to at least three countries, including the U.S.

         At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

         In seeking to achieve its goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.

5) Effective October 23, 2000, the following caption was replaced in its entirety as follows:

         HOW TO EXCHANGE SHARES
         You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase, and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

6) Effective August 1, 2000, the footnote to the table "Class A Sales Charges" under the caption "Sales Charges" was revised as follows:

         Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18 month period begins on the first day of the month following each purchase. The contingent deferred sales charge does not apply to retirement plans purchased through a fee-based program.

         The following replaces the table called "Purchases Over $1 Million" found under the caption "Sales Charges":

         Amount purchased                                 Commission %
         First $3 million                                     1.00
         $3 million to less than $5 million                   0.80
         $5 million to less than $25 million                  0.50
         $25 million or more                                  0.25*

         * Paid over 12 months but only to the extent the shares remain outstanding.

         For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1% commission from the distributor on all purchases of less than $3 million.





733-36/016F-0201                                               February 20, 2001

                      Colonial International Horizons Fund
               Supplement to Class A, Class B, Class C Prospectus
                dated March 1, 2000 (Replacing Supplements dated
                          June 5, 2000, June 23, 2000,
                      August 1, 2000 and October 23, 2000)
                   and Class Z Prospectus dated March 1, 2000
           (replacing supplements dated June 5, 2000, June 23, 2000,
                      August 1, 2000 and October 23, 2000)

The Fund's Prospectus is amended as follows:

1) Effective July 14, 2000, the Fund changed its name to "Liberty Newport International Equity Fund."

2) On October 26, 2000, the Board of Trustees of Liberty Funds Trust III approved a new investment advisory agreement with Newport Fund Management, Inc. (Newport) on behalf of the Fund. The Fund's shareholders approved the new investment advisory agreement with Newport at a special meeting of shareholders held on January 25, 2001. Therefore, the sub-caption Managing the Fund in the Fund's prospectus is amended as follows:

         Investment Advisor. Effective February 1, 2001, Newport, located at 580 California Street, Suite 1960, San Francisco, California 94104, became the Fund's investment advisor. In its duties as investment advisor, Newport runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Newport has been an investment advisor since 1987. As of December 31, 2000, Newport managed over $1.1 billion in assets.

         For the 1999 fiscal year, the Fund paid Colonial Management Associates, Inc., the Fund's prior investment advisor, an investment advisory fee of 0.75% of the Fund's average daily net assets. Under the new investment advisory agreement with Newport, the Fund will pay the same fee for investment advisory services.

         Portfolio Managers. Under the new investment advisory agreement with Newport, Charles R. Roberts, Michael Ellis and Deborah F. Snee will continue to serve as co-managers of the Fund.

         Mr. Roberts is managing director of international equities of Newport Pacific Management, Inc. (Newport Pacific), the immediate parent of Newport. Mr. Roberts has been employed with Newport and Newport Pacific since November, 1998 and has managed other international funds in the Liberty group of funds since that time. Prior to joining Newport and Newport Pacific, he managed the European component of institutional international equity accounts at Progress Investment Management (Progress) since 1997. Prior to joining Progress in 1997, he managed the European component of institutional international equity accounts and was a member of the investment policy committee at Sit/Kim International since 1994.

         Mr. Ellis is a Senior Vice President of Newport and Newport Pacific. Prior to joining Newport and Newport Pacific in December, 1996, he was a Vice President at Matthews International Capital Management since September, 1991.

         Ms. Snee is a Vice President and Europe portfolio manager at Newport. Prior to joining Newport, Ms. Snee spent five years at Sit/Kim as an emerging markets analyst.

3) Effective October 23, 2000, the Fund's Class Z Share Prospectus was revised as follows:

         The Class Z share prospectus was amended to revise the categories of investors who are eligible to purchase Class Z shares. The following investors are now eligible to purchase Class Z shares: (i) clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee;
         (ii) a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Liberty Funds Distributor, Inc., the Funds' distributor, or through a third party broker-dealer; (iii) any insurance company, trust company or bank purchasing shares for its own account; (iv) any endowment, investment company or foundation; (v) clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates; (vi) any shareholder (or family member of such shareholder) who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.; (vii) any person investing all or part of the proceeds of a distribution, roll over or transfer of assets into a Liberty IRA, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, roll over or transfer; (viii) any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of such trustee or employee; and (ix) any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to hold shares of any fund distributed by Liberty Funds Distributor, Inc.

         Initial purchases of Class Z shares are subject to a minimum purchase amount of $100,000, except that purchases by (a) retirement plans described in clause (ii) above are not subject to any initial investment minimum, and (b) investors described in clauses (vi), (viii) and (ix) above are subject to a minimum purchase amount of $1,000. The Funds reserve the right to change the investment minimums.

4) Effective October 23, 2000, the following caption was replaced in its entirety as follows in the Class A, Class B, and Class C Shares
         Prospectus:

         HOW TO EXCHANGE SHARES
         You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase, and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

5) Effective August 1, 2000, the footnote to the table "Class A Sales Charges" under the caption "SALES CHARGES" was revised as follows:

         Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18 month period begins on the first day of the month following each purchase. The contingent deferred sales charge does not apply to retirement plans purchased through a fee-based program.

         The following replaces the table called "Purchases Over $1 Million" found under the caption "Sales Charges":

         Amount purchased                                       Commission %
         First $3 million                                           1.00
         $3 million to less than $5 million                         0.80
         $5 million to less than $25 million                        0.50
         $25 million or more                                        0.25*

         * Paid over 12 months but only to the extent the shares remain outstanding.

         For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1% commission from the distributor on all purchases of less than $3 million.

6)       Effective June 5, 2000, the Fund's Prospectus was amended as follows:

         Pursuant to the Board of Trustees' approval, the Fund has changed its investment goals and investment strategy. The section "Investment Goals" and the first sentence of the first paragraph under "Primary Investment Strategies" on page 2 of the Prospectus are amended as follows, and the section "Inflation Sensitive Companies" on page 2 of the Prospectus is deleted in its entirety and replaced with the section "Growth Companies" below:

         INVESTMENT GOAL

         The Fund seeks long-term growth.

         PRIMARY INVESTMENT STRATEGIES

         Under normal market conditions, the Fund invests at least 65% of its total assets in the equity securities of growth companies located outside of the United States.

         GROWTH COMPANIES

         In selecting stocks for the Fund, the advisor will choose stocks of growth companies with long-term, above-average growth potential. These companies will be found in market segments that are driving economic growth. Stock selection will target companies with proven management, predictable growth rates and low levels of debt.


782-36/015F-0201                                               February 20, 2001